Segment information	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Segment information
Segment information
Operating segments
The Group’s business is organized by product for corporate management purposes and has the following two operating segments: “Rubber” and “Specialties”.
The performance of the operating segments is assessed by reference to Adjusted EBITDA (as defined below) which is the segment's measure of profit or loss. Group financing (including finance costs and finance income), adjustment items and income taxes are managed on a Group basis and are not allocated to operating segments.
Segment reconciliation for the three months ended June 30, 2018 and 2017:

	In USD k			In USD k
	For the Three Months Ended Jun 30,			For the Three Months Ended Jun 30,
	2018			2017
	Rubber	Specialties	Total segments	Rubber	Specialties	Total segments
Revenue	248,915	142,671	391,586	207,298	122,315	329,613
Cost of sales	(194,191)	(84,622)	(278,813)	(164,179)	(72,555)	(236,734)
Gross profit	54,724	58,049	112,773	43,119	49,760	92,879
Adjusted EBITDA	35,923	45,225	81,148	25,953	38,385	64,338
Adjusted EBITDA Margin	14.4%	31.7%	20.7%	12.5%	31.3%	19.5%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	(14,470)	(9,769)	(24,239)	(14,769)	(9,266)	(24,035)
Share of profit of joint venture	(144)	—	(144)	(133)	—	(133)
Adjustment items			25,692			(1,950)
EBIT			82,457			38,220
Segment reconciliation for the six months ended June 30, 2018 and 2017:

	In USD k			In USD k
	For the Six Months Ended Jun 30,			For the Six Months Ended Jun 30,
	2018			2017
	Rubber	Specialties	Total segments	Rubber	Specialties	Total segments
Revenue	513,943	284,342	798,285	415,255	238,423	653,678
Cost of sales	(400,798)	(172,311)	(573,109)	(322,827)	(142,434)	(465,261)
Gross profit	113,145	112,031	225,176	92,428	95,989	188,417
Adjusted EBITDA	71,579	85,561	157,140	54,345	72,612	126,957
Adjusted EBITDA Margin	13.9%	30.1%	19.7%	13.1%	30.4%	19.4%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	(29,374)	(19,655)	(49,029)	(28,771)	(17,506)	(46,277)
Share of profit of joint venture	(293)	—	(293)	(262)	—	(262)
Adjustment items			19,972			(5,179)
EBIT			127,790			75,239

Definition of “Adjusted EBITDA”
“EBIT” (operating result) is defined as profit or loss for the period before income taxes and finance income and finance costs. “EBITDA” is defined as EBIT before depreciation, amortization and impairment losses. For management reporting purposes and as defined in the credit agreement governing our term loans “Adjusted EBITDA” is defined as EBITDA adjusted for acquisition related expenses, restructuring expenses, consulting fees related to Group strategy, share of profit or loss of joint venture and certain other adjustments. The Company believes that each of these items have less bearing on its performance of the underlying core business. “Adjusted EBITDA” is the management’s measure of the segment result.
Adjusted EBITDA is reconciled to profit or loss as follows:

Reconciliation of profit or loss	In USD k		In USD k
	For the Three Months Ended Jun 30,		For the Six Months Ended Jun 30,
	2018	2017	2018	2017
Profit for the period	52,691	18,428	76,919	35,243
Add back income taxes	20,558	9,023	33,722	18,986
Profit before income taxes	73,249	27,451	110,641	54,229
Add back finance costs	28,475	17,147	37,420	41,355
Add back share of profit of joint ventures	(144)	(133)	(293)	(262)
Add back other finance income	(19,123)	(6,245)	(19,978)	(20,083)
Earnings before taxes and finance income/costs (operating result (EBIT))	82,457	38,220	127,790	75,239
Add back depreciation, amortization and impairment of intangible assets and property, plant and equipment	24,239	24,035	49,029	46,277
EBITDA	106,696	62,255	176,819	121,516
Add back share of profit of joint venture	144	133	293	262
Add back restructuring (income)/expenses, net (1)	(29,751)	319	(28,485)	722
Add back consulting fees related to Group strategy (2)	151	810	1,035	1,049
Add back long term incentive plan	2,853	1,609	5,953	3,209
Add back other adjustments (3)	1,055	(788)	1,525	199
Adjusted EBITDA	81,148	64,338	157,140	126,957
(1)    Restructuring income or expenses are related to further actions undertaken to realign our worldwide Rubber footprint and reflects in particular the proceeds of the land sale in South Korea exceeding the associated cessation costs in three and six months ended June 30, 2018.
(2)    Consulting fees related to external consulting fees from establishing and executing Group strategies.
(3) Other adjustments in the three and six months ended June 30, 2018 related in particular to license fees required for certain innovative technologies to meet the EPA requirements of USD 1.1 million. Other adjustments include income in the three months ended June 30, 2017 related to a reimbursement following a successful objection against reassessed real estate transfer taxes in Germany of USD 1.5 million, primarily offset by costs in association with our EPA enforcement action of USD 0.5 million. In addition to the real estate transfer tax reimbursement of USD 1.5 million other adjustments in the six months ended June 30, 2017 include costs of USD 1.4 million in connection with our EPA enforcement action.
Geographic information by legal entity

Revenues	In USD k		In USD k
	For the Three Months Ended Jun 30,		For the Six Months Ended Jun 30,
	2018	2017	2018	2017
Germany	157,579	135,702	324,974	261,875
United States	100,290	82,422	196,905	166,407
South Korea	72,437	57,487	146,058	118,202
Brazil	21,349	19,503	43,265	39,096
China	16,860	12,717	38,486	25,833
South Africa	14,244	12,002	28,625	23,932
Other	5,770	6,930	10,556	12,496
Rest of Europe*	3,057	2,850	9,416	5,837
Total	391,586	329,613	798,285	653,678

*	Country of domicile of the Group (Luxembourg) USD nil

Goodwill, intangible assets, property, plant and equipment	In USD k	In USD k
	As at Jun 30,	As at Dec 31,
	2018	2017
Germany	136,710	145,837
Sweden	72,095	80,974
Italy	65,124	72,980
Poland	43,466	49,933
Rest of Europe	3,561	4,443
Subtotal Europe	320,956	354,167

United States	85,243	70,530
South Korea	84,943	109,905
South Africa	29,081	32,007
Brazil	17,289	13,661
China	9,261	10,733
Other	35	28
Total	546,808	591,031